Property, plant and equipment - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Borrowing costs capitalised	€ 93	€ 52	€ 73
Capital expenditure	8,049	8,778
Currency translation differences	1,044	2,098
Write-off	270	84
Property, plant and equipment	62,192	60,302	63,158
Property, plant and equipment subject to leases	241
Property, plant and equipment, pledged as security	24	24
Government grants	€ 112	€ 125
Minimum
Property, plant and equipment
Interest rate used for capitalizing finance expense	2.60%	2.30%
Maximum
Property, plant and equipment
Interest rate used for capitalizing finance expense	2.80%	2.40%
Accumulated impairment
Property, plant and equipment
Property, plant and equipment	€ (18,226)	€ (16,471)
USD
Property, plant and equipment
Currency translation differences	976
Nigeria | Oil Prospecting License 245
Property, plant and equipment
Property, plant and equipment	1,184
Unproved mineral interest
Property, plant and equipment
Capital expenditure	256	592
Currency translation differences	52
Property, plant and equipment	2,162	2,478	2,390
Unproved mineral interest | Nigeria | Oil Prospecting License 245
Property, plant and equipment
Property, plant and equipment	€ 874
Unproved mineral interest | Nigeria | Oil Prospecting License 245 | Shell
Property, plant and equipment
Proportion of ownership interest in joint operation	50.00%
Unproved mineral interest | Nigeria | Oil Prospecting License 245 | Nigeria Government
Property, plant and equipment
Proportion of ownership interest in joint operation	50.00%
E&P wells, plant and machinery
Property, plant and equipment
Capital expenditure	€ 144	432
Currency translation differences	815	1,623
Write-off		12
Property, plant and equipment	46,492	42,856	45,782
E&P wells, plant and machinery | Egypt, Mexico, Libya, Ghana and Angola
Property, plant and equipment
Transfers	4,560
E&P exploration assets and appraisal
Property, plant and equipment
Capital expenditure	508	330
Currency translation differences	24	53
Transfers	(46)
Write-off	216	66
Property, plant and equipment	1,563	1,267	1,371
E&P exploration assets and appraisal | Australia, Kazakhstan, Pakistan, China and United Kingdom
Property, plant and equipment
Write-off	183
Suspended exploration wells pending final determination
Property, plant and equipment
Currency translation differences	21	49	(178)
Property, plant and equipment	1,246	1,101	€ 1,263	€ 1,684
Exploration wells in progress
Property, plant and equipment
Property, plant and equipment	317
Exploration & Production
Property, plant and equipment
Borrowing costs capitalised	71	37
Capital expenditure	6,889	€ 7,757
Exploration & Production | Proved and unproved mineral interest | USA
Property, plant and equipment
Capital expenditure	€ 400